EMPLOYEE BENEFITS - Additional Information (Detail) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) Installment R$ / shares	Dec. 31, 2021 BRL (R$) R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expense	R$ 123,938	R$ 228,133
Share Price | R$ / shares	R$ 11.61	R$ 25.43
Parent company
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expense	R$ 8,249	R$ 74,734
Matching Awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock split, conversion ratio	1
Number of instalments | Installment	3
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Period	3 years